Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 121.6	$ 104.8
Goods and work in process	97.7	58.0
Finished goods	102.5	51.8
Inventories,Total	$ 321.8	$ 214.6